Offerings - Offering: 1	Oct. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,920,000
Proposed Maximum Offering Price per Unit	0.02
Maximum Aggregate Offering Price	$ 78,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.83